Real Estate Loans (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Real Estate Loans [Abstract]
Schedule Of Real Estate Loans

Borrower	Principal	Accrued Interest and Capitalized Costs	Allowance for loan losses	Total
Venetian Ft. Myers
Associates, LLLP (I&II).............................................................................	$ 17,531,930	8,883,194	(15,415,124)	$ 11,000,000

Borrower	Principal	Accrued Interest and Capitalized Costs	Allowance for loan losses	Total
Venetian Ft. Myers
Associates, LLLP (I&II).............................................................................	$ 17,531,930	8,883,194	(15,415,124)	$ 11,000,000